Summary of Reconciliation of Provision for Income Taxes Computed at Combined Canadian Federal and Provincial Statutory Rate to Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Net loss before income taxes	$ (4,335)	$ (9,385)	$ (32,889)
Canadian federal and provincial income tax rates	27.00%	27.00%	27.00%
Income tax recovery based on Canadian federal and provincial income tax rates	$ (1,170)	$ (2,534)	$ (8,880)
Difference in foreign tax rates	(67)	1,865	792
Change in deferred tax assets not recognized	338	(6,331)	1,319
Share-based compensation	744	631	758
Non-taxable dividends	(0)		(2)
Fair value change in warrant liability	(0)		(36)
Tax rate difference on fair value change in short-term investments	(24)	1	(2)
Permanent difference and others	(26)	394	(82)
Total tax expense (income)	$ (205)	$ (5,974)	$ (6,133)